Stock-based compensation	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-based compensation
Stock-based compensation

We have stock options outstanding to participants under various long-term incentive plans. We also have assumed stock options that were granted by companies that we later acquired. Unless the options are acquisition-related replacement options, the option price per share may not be less than 100 percent of the fair market value of our common stock on the date of the grant. Substantially all the options have a ten-year term and vest ratably over four years. Our options generally continue to vest after the option recipient retires.

We also have RSUs outstanding under long-term incentive plans. Each RSU represents the right to receive one share of TI common stock on the vesting date, which is generally four years after the date of grant. Upon vesting, the shares are issued without payment by the grantee. Beginning with 2013 grants, RSUs generally continue to vest after the recipient retires. Holders of most RSUs receive an annual cash payment equal to the dividends paid on our common stock.

We have options and RSUs outstanding to non-employee directors under various director compensation plans. The plans generally provide for annual grants of stock options and RSUs, a one-time grant of RSUs to each new non-employee director and the issuance of TI common stock upon the distribution of stock units credited to deferred compensation accounts established for such directors.

We also have an employee stock purchase plan under which options are offered to all eligible employees in amounts based on a percentage of the employee’s compensation, subject to a cap. Under the plan, the option price per share is 85 percent of the fair market value on the exercise date, and options have a three-month term.

Total stock-based compensation expense recognized was as follows:

	For Years Ended December 31,
	2013	2012	2011
Stock-based compensation expense recognized in:
COR	$49	$48	$40
R&D	67	71	58
SG&A	160	127	121
Acquisition charges	11	17	50
Total	$287	$263	$269

These amounts include expense related to non-qualified stock options, RSUs and stock options offered under our employee stock purchase plan and are net of expected forfeitures.

We issue awards of non-qualified stock options generally with graded vesting provisions (e.g., 25 percent per year for four years). Generally, we recognize the related compensation expense on a straight-line basis over the minimum service period required for vesting of the award, adjusting for expected forfeiture activity. Awards issued to employees who are retirement eligible or nearing retirement eligibility are expensed on an accelerated basis.

Our RSUs generally vest four years after the date of grant. We recognize the related compensation expense on a straight-line basis over the vesting period, adjusting for expected forfeiture activity. Beginning with 2013 grants, RSUs issued to employees who are retirement eligible or nearing retirement eligibility are expensed on an accelerated basis.

Fair-value methods and assumptions
We account for all awards granted under our various stock-based compensation plans at fair value. We estimate the fair values for non-qualified stock options using the Black-Scholes option-pricing model with the following weighted average assumptions.

	2013	2012	2011
Weighted average grant date fair value, per share	$6.78	$8.31	$10.37
Weighted average assumptions used:
Expected volatility	26%	30%	30%
Expected lives (in years)	7.4	7.1	6.9
Risk-free interest rates	1.43%	1.40%	2.61%
Expected dividend yields	2.56%	2.10%	1.51%

We determine expected volatility on all options granted using available implied volatility rates. We believe that market-based measures of implied volatility are currently the best available indicators of the expected volatility used in these estimates.

We determine expected lives of options based on the historical option exercise experience of our optionees using a rolling ten-year average. We believe the historical experience method is the best estimate of future exercise patterns currently available.

Risk-free interest rates are determined using the implied yield currently available for zero-coupon U.S. government issues with a remaining term equal to the expected life of the options.

Expected dividend yields are based on the annualized approved quarterly dividend rate and the current market price of our common stock at the time of grant. No assumption for a future dividend rate change is included unless there is an approved plan to change the dividend in the near term.

The fair value per share of RSUs is determined based on the closing price of our common stock on the date of grant.

Our employee stock purchase plan is a discount-purchase plan and consequently the Black-Scholes option-pricing model is not used to determine the fair value per share of these awards. The fair value per share under this plan equals the amount of the discount.

Long-term incentive and director compensation plans
Stock option and RSU transactions under our long-term incentive and director compensation plans during 2013 were as follows:

	Stock Options		RSUs
	Shares	Weighted Average Exercise Price per Share	Shares	Weighted Average Grant Date Fair Value per Share
Outstanding grants, December 31, 2012	99,639,098	$27.73	23,375,234	$25.91
Granted	12,975,548	32.84	5,137,727	33.70
Vested RSUs	—	—	(5,741,981)	17.09
Forfeited and expired	(2,176,832)	30.58	(1,878,958)	29.38
Exercised	(45,507,274)	27.26	—	—
Outstanding grants, December 31, 2013	64,930,540	$28.98	20,892,022	$29.94

The weighted average grant date fair value of RSUs granted during the years 2013, 2012 and 2011 was $33.70, $31.60 and $33.20 per share, respectively. For the years ended December 31, 2013, 2012 and 2011, the total grant date fair value of shares vested from RSU grants was $98 million, $120 million and $155 million, respectively.

Summarized information about stock options outstanding at December 31, 2013, is as follows:

	Stock Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding (Shares)	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price per Share	Number Exercisable (Shares)	Weighted Average Exercise Price per Share
$9.56 to 10.00	1,177	0.1	$9.56	1,177	$9.56
10.01 to 20.00	5,270,450	5.0	14.97	5,253,929	14.97
20.01 to 30.00	20,356,470	4.2	24.89	16,834,288	25.25
30.01 to 40.00	39,294,693	6.9	32.97	13,419,619	32.97
40.01 to 42.66	7,750	9.9	42.66	—	n/a
$9.56 to 42.66	64,930,540	5.9	$28.98	35,509,013	$26.65

During the years ended December 31, 2013, 2012 and 2011, the aggregate intrinsic value (i.e., the difference in the closing market price on the date of exercise and the exercise price paid by the optionee) of options exercised was $427 million, $244 million and $231 million, respectively.

Summarized information as of December 31, 2013, about outstanding stock options that are vested and expected to vest, as well as stock options that are currently exercisable, is as follows:

	Outstanding Stock Options (Fully Vested and Expected to Vest) (a)	Options Exercisable
Number of outstanding (shares)	63,552,430	35,509,013
Weighted average remaining contractual life (in years)	5.8	4.1
Weighted average exercise price per share	$28.90	$26.65
Intrinsic value (millions of dollars)	$954	$613
(a) Includes effects of expected forfeitures of approximately 1 million shares. Excluding the effects of expected forfeitures, the aggregate intrinsic value of stock options outstanding was $969 million.

As of December 31, 2013, the total future compensation cost related to equity awards not yet recognized in the Consolidated statements of income was $348 million, consisting of $109 million related to unvested stock options and $239 million related to unvested RSUs. The $348 million is expected to be recognized as follows: $173 million in 2014, $119 million in 2015, $50 million in 2016 and $6 million in 2017.

Director deferred compensation
Directors who retire or resign from the board may receive stock distributions for compensation they elected to defer. For these stock distributions, we issued treasury shares of 12,909 in 2013, 6,592 in 2012 and 8,061 in 2011. Director deferred stock activity during 2013 was as follows:

Director Deferred Stock (Shares)
Outstanding, December 31, 2012	129,033
New shares deferred	13,140
Issued	(12,909)
Outstanding , December 31, 2013	129,264

Employee stock purchase plan
Options outstanding under the employee stock purchase plan at December 31, 2013, had an exercise price of $36.64 per share, which is 85 percent of the fair market value of TI common stock on the date of automatic exercise. Of the total outstanding options, none were exercisable at year-end 2013.

Employee stock purchase plan transactions during 2013 were as follows:

	Employee Stock Purchase Plan (Shares)	Exercise Price
Outstanding grants, December 31, 2012	681,951	$27.47
Granted	2,190,291	32.37
Exercised	(2,386,834)	30.10
Outstanding grants, December 31, 2013	485,408	$36.64

The weighted average grant date fair value of options granted under the employee stock purchase plans during the years 2013, 2012 and 2011 was $5.71, $4.52 and $4.59 per share, respectively. During the years ended December 31, 2013, 2012 and 2011, the total intrinsic value of options exercised under these plans was $13 million, $13 million and $10 million, respectively.

Effect on shares outstanding and treasury shares
Our current practice is to issue shares of common stock from treasury shares upon exercise of stock options, distribution of director deferred compensation and vesting of RSUs. We settled stock option plan exercises and issued director deferred shares using treasury shares of 47,907,017 in 2013, 25,064,951 in 2012 and 27,308,311 in 2011; and previously unissued common shares of none in 2013, 180,955 in 2012 and 390,438 in 2011.

Upon vesting of RSUs, we issued treasury shares of 4,280,559 in 2013, 3,187,490 in 2012 and 3,748,623 in 2011; and previously unissued common shares of none in 2013, 4,593 in 2012, and 73,852 in 2011.

Shares available for future grants and reserved for issuance are summarized below:

	As of December 31, 2013
Shares	Long-term Incentive and Director Compensation Plans	Employee Stock Purchase Plan	Total
Reserved for issuance (a)	146,190,489	22,750,985	168,941,474
Shares to be issued upon exercise of outstanding options and RSUs	(85,951,826)	(485,408)	(86,437,234)
Available for future grants	60,238,663	22,265,577	82,504,240

(a) Includes 129,264 shares credited to directors’ deferred stock accounts that settle in shares of TI common stock. These shares are not included as grants outstanding at December 31, 2013.

Effect on cash flows
Cash received from the exercise of options was $1.314 billion in 2013, $523 million in 2012 and $690 million in 2011. The related net tax impact realized was $25 million, $56 million and $45 million, which includes excess tax benefits realized of $80 million, $38 million and $31 million, in 2013, 2012 and 2011, respectively.